Temporary Equity - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) Unit shares	Dec. 31, 2017 USD ($) shares
Redeemable Noncontrolling Interest [Line Items]
Number of insufficient units | Unit	250
Issued units | shares	25	950
Capital units | $	$ 25,000	$ 950,000
Dividends payable | $	$ 35,713
Series One Senior Preferred Units [Member]
Redeemable Noncontrolling Interest [Line Items]
Authorized units | shares	0	2,245
Units outstanding | shares	0	1,700
Series A Preferred Unit [Member]
Redeemable Noncontrolling Interest [Line Items]
Units repurchased | shares	500
Units repurchased, value | $	$ 500,000
Units converted | $		$ 1,225